SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHARE-BASED PAYMENT
SHARE-BASED COMPENSATION

NOTE 7: — SHARE-BASED PAYMENT

Prior to the Group Restructuring, the Group maintained one share options plan, approved by the Board of Directors of Freightos-HK on October 17, 2012 (the “2012 Plan”).

In May 2022 as part of the Group Restructuring, the Company established the Freightos 2022 Long-term Incentive Plan (the “2022 Plan”), which is intended to be a successor of the 2012 Plan, such that no additional stock awards will be granted under the 2012 Plan. Any shares that otherwise remained available for future grants under the 2012 Plan ceased to be available under the 2012 Plan and will not be available for grants under the 2022 Plan. In addition, Freightos-HK assigned to the Company all rights, obligations and liabilities under the 2012 Plan and all options to purchase Freightos-HK Ordinary shares that were granted under the 2012 Plan, whether vested or unvested, have been converted into and became options to purchase an identical number of Ordinary shares of the Company under the 2022 Plan.

As of June 30, 2022, the Company’s Board of Directors approved an aggregated amount of 2,281,416 share options for grant to employees and consultants of the Group. Out of this amount, an aggregated amount of 389,178 share options were exercised into the Company’s Ordinary shares through June 30, 2022. The unallocated pool as of June 30, 2022 and December 31, 2021 consisted of 512,432 and 84,108 share options, respectively.

NOTE 7: — SHARE-BASED PAYMENT (continued)

The fair value of share-based awards, granted in the periods of six months ended June 30, 2022 and 2021, was estimated using the Black & Scholes option-pricing model with the following assumptions:

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Weighted average expected term (years)	6.05	6.04
Interest rate	1.93%	0.99%
Volatility	52%	51%
Dividend yield	—	—

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss as follows:

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Cost of revenue	$65	$43
Research and development	130	74
Selling and marketing	237	195
General and administrative	300	144
	$732	$456

The changes in outstanding share options were as follows:

	For the period of six months
	ended June 30,
	2022 (unaudited)		2021 (unaudited)
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of the period	1,095,675	5.67	982,344	3.78
Granted	374,450	14.66	105,633	11.55
Exercised	(32,168)	3.44	(14,841)	3.09
Forfeited	(58,151)	6.25	(47,595)	3.69
Options outstanding at end of the period	1,379,806	8.14	1,025,541	4.59
Options exercisable at end of the period	672,572	4.02	550,444	3.25

Based on the above inputs, the weighted average fair value of the options granted in the periods of six months ended June 30, 2022 and 2021, was determined at $7.40 and $6.31 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of June 30, 2022 was 7.24 years (as of December 31, 2021: 6.88 years).

The range of exercise prices for share options outstanding as of June 30, 2022 was $0 — $14.66 (as of December 31, 2021 was $0 — $14.66).

NOTE 17: — SHARE-BASED COMPENSATION

As of December 31, 2021 the Group maintained one share options plan, approved by the Board of Directors of Freightos-HK on October 17, 2012. As of December 31, 2021 the Freightos-HK’s Board of Directors approved an aggregated amount of 1,536,793 share options for grant to employees and consultants of Freightos. Out of this amount, an aggregated amount of 357,010 share options were exercised into the Freightos-HK’s Ordinary shares through December 31, 2021. The unallocated pool as of December 31, 2021 and 2020 consisted of 84,108 and 28,914 share options, respectively.

The fair value of share-based awards, granted in 2021 and 2020, was estimated using the Black & Scholes option-pricing model with the following assumptions:

	Year ended December 31
	2021	2020
Weighted average expected term (years)	6.05	6.09
Interest rate	0.98%	0.69%
Volatility	51%	49%
Dividend yield	—	—

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss as follows:

	Year ended December 31,
	2021	2020
Cost of revenue	$98	$95
Research and development	184	208
Selling and marketing	348	262
General and administrative	305	257
	$935	$822

NOTE 17: — SHARE-BASED COMPENSATION (continued)

The changes in outstanding share options were as follows:

	Year ended December 31,
	2021		2020
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of year	982,344	3.78	947,090	3.24
Granted	223,558	13.19	329,175	4.65
Exercised	(31,475)	3.19	(121,247)	1.54
Forfeited	(78,752)	4.37	(172,674)	4.05
Options outstanding at end of year	1,095,675	5.67	982,344	3.78
Options exercisable at end of year	638,297	3.50	521,464	3.18

Based on the above inputs, the weighted average fair value of the options granted in the years ended December 31, 2021 and 2020, was determined at $6.78 and $4.42 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2021 was 6.88 years (as of December 31, 2020: 7.34 years).

The range of exercise prices for share options outstanding as of December 31, 2021 was $0 — $14.66 (as of December 31, 2020 was $0.4 — $5.1).